Other Receivables and Prepayment and Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Other Receivables and Prepayment and Other Payables and Accrued Liabilities [Abstract]
OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES
12	OTHER RECEIVABLES AND PREPAYMENT AND OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Other Receivables
Project deposits	252,490	323,067	72,186
Prepayment to supplier	1,843,652	10,925,338	2,441,144
Other receivables	813,020	240,666	53,774
Other deposits and prepayment	1,448,882	1,455,723	325,264
	4,358,044	12,944,794	2,892,368

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Other Payables
Accrued staff cost	349,035	683,062	152,623
Other payables and accrued expenses	782,911	30,314,506	6,773,434
Prepayment from customer	134,194	818,931	182,981
	1,266,140	31,816,499	7,109,038